Common Stock - Schedule of Reserved for Future Issuance (Detail) - shares shares in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Total reserved for future issuance	111,134	110,432	111,047
Conversion of outstanding Series Seed Preferred Stock [Member]
Class of Stock [Line Items]
Total reserved for future issuance	13,781	13,781	13,781
Conversion of outstanding Series A Preferred Stock [Member]
Class of Stock [Line Items]
Total reserved for future issuance	40,848	40,848	40,848
Conversion of outstanding Series B-1 Preferred Stock [Member]
Class of Stock [Line Items]
Total reserved for future issuance	22,222	22,222	22,222
Conversion of outstanding Series B-2 Preferred Stock [Member]
Class of Stock [Line Items]
Total reserved for future issuance	20,863	4,496	4,496
Future issuances of Series B-2 Preferred Stock [Member]
Class of Stock [Line Items]
Total reserved for future issuance	0	16,367	16,367
Vesting of restricted common stock [Member]
Class of Stock [Line Items]
Total reserved for future issuance	4	58	488
Exercises of outstanding stock options [Member]
Class of Stock [Line Items]
Total reserved for future issuance	12,304	9,280	8,322
Exercise of outstanding warrant [Member]
Class of Stock [Line Items]
Total reserved for future issuance	162	162	162
Future issuances under 2019 Stock Incentive Plan [Member]
Class of Stock [Line Items]
Total reserved for future issuance	950	3,218	4,361